UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2901
                                   ------------


                     AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   2/28
                         --------------

                       AXP(R) HIGH YIELD TAX-EXEMPT FUND
                           A FEEDER FUND INVESTING IN
                         TAX-FREE HIGH YIELD PORTFOLIO
                       PORTOLIO HOLDINGS AT FEB. 28, 2005

Investments in Securities

Tax-Free High Yield Portfolio

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.9%)
Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Alabama (1.0%)

Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%           $11,195,000           $12,203,333
City of Birmingham
  Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25              3,000,000             3,181,080
City of Huntsville
  Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14               5.50              3,425,000             3,878,470
City of Mobile
  Unlimited General Obligation Warrants
  Series 2001 (AMBAC)
   02-15-12               4.75              1,000,000             1,070,770
County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-22               5.50              8,750,000             9,473,888
   01-01-23               5.25              7,500,000             7,922,400
University of Alabama
  Revenue Bonds
  Series 2003A Escrowed to Maturity
  (AMBAC)
   06-01-08               5.00              3,955,000             4,227,974
Total                                                            41,957,915

Alaska (0.2%)

Alaska Energy Authority
  Refunding Revenue Bonds
  Bradley Lake
  3rd Series 1999 (FSA)
   07-01-14               6.00              2,000,000             2,330,760
North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994B (FSA)
   06-30-05               7.15              7,000,000(d)          6,951,420
Total                                                             9,282,180

Arizona (1.1%)

Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
   07-01-14               5.25              4,100,000             4,554,444
Maricopa County Elementary School
  District #3 - Tempe Elementary
  Unlimited General Obligation
  Refunding Bonds
  Series 2001 (FSA)
   07-01-12               5.00              1,240,000             1,361,768
Maricopa County Industrial Development Authority
  Revenue Bonds
  Advantage Point Projects
  Series 1996B Escrowed to Maturity
   07-01-26               7.38              2,100,000             2,276,610
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000             2,610,725
   07-01-26               5.50              5,000,000             5,225,900
Maricopa County Industrial Development Authority
  Revenue Bonds
  Horizon Community Learning Center Project
  Series 2000
   06-01-23               7.95              9,750,000            10,384,725
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-09               5.00              3,335,000             3,605,102
Phoenix Civic Improvement Corporation
  Refunding Revenue Bonds
  Junior Lien
  Series 2001 (FGIC)
   07-01-12               5.00              1,800,000             1,976,760
Phoenix Civic Improvement Corporation
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-09               5.00              3,585,000             3,855,189
Salt River Project
  Agricultural Improvement & Power District
  Refunding Revenue Bonds
  Series 2002A
   01-01-19               5.25              5,000,000             5,477,150
Tucson
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-12               5.50              1,345,000             1,520,254
   07-01-13               5.50              2,380,000             2,730,431
   07-01-14               5.50              1,500,000             1,711,425
Total                                                            47,290,483

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Arkansas (0.2%)

Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage-backed Securities
  Series 2003B (GNMA/FNMA) A.M.T.
   01-01-29               5.00%            $1,685,000            $1,695,733
Arkansas Development Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33              16.44              2,135,000(g)          2,219,034
University of Arkansas
  Revenue Bonds
  Fayetteville Campus
  Series 2002 (FGIC)
   12-01-09               5.00              2,695,000             2,924,129
   12-01-10               5.00              2,505,000             2,737,013
Total                                                             9,575,909

California (21.8%)

ABAG Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26               7.38              8,000,000             8,264,640
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              3,750,000             4,105,988
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              4,790,000             4,957,506
California Health Facilities Financing Authority
  Revenue Bonds
  Lucile Salter Packard Hospital
  Series 2003C (AMBAC)
   08-15-25               5.00              6,340,000             6,637,790
California Health Facilities Financing Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-202 Inverse Floater (MBIA)
   07-01-10              18.21              3,660,000(g)          4,329,011
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35             10,000,000            10,561,900
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien
  Series 2003A (FGIC)
   07-01-29               5.00             10,000,000            10,463,700
California State Department of Transportation
  Revenue Bonds
  Federal Highway Grant
  Series 2004A (FGIC)
   02-01-12               5.00              9,000,000             9,926,640
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-10               5.25             14,500,000            16,012,060
   05-01-15               6.00              3,000,000             3,492,600
California Statewide Communities
  Development Authority
  Certificate of Participation
  Series 1993 Escrowed to Maturity (AMBAC)
   10-01-11               5.60             44,800,000            50,846,655
California Statewide Communities
  Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005A
   07-01-39               5.00             15,500,000 (c)        15,473,650
California Statewide Communities
  Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28               5.50              4,000,000             4,191,640
City of Long Beach
  Revenue Bonds
  Series 2000A (FGIC) A.M.T.
   05-15-23               5.25             15,195,000            16,018,417
City of Los Angeles
  Refunding Revenue Bonds
  Series 2003A (MBIA)
   06-01-27               5.00             10,000,000            10,466,800
City of San Diego
  Revenue Bonds
  Water/Utility Fund
  Net System Revenue
  Series 1998 (FGIC)
   08-01-17               5.00              5,000,000             5,407,650
City of San Jose
  Revenue Bonds
  Series 2001A (FGIC)
   03-01-31               5.00              5,690,000             5,850,060
Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28               7.00                591,596(b,l,)         177,479
East Bay Municipal Utility District
  Revenue Bonds
  Series 2001 (MBIA)
   06-01-20               5.00              4,500,000             4,779,405
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25              5,265,000             5,376,776
   06-01-39               6.75              5,750,000             6,019,388
   06-01-40               6.63              3,950,000             4,090,304
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38             12,500,000            13,232,250
   06-01-33               5.50              5,000,000             5,481,500
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B
   06-01-28               5.38              5,740,000             6,013,913
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10              7,185,000             7,741,909
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-31               5.00              4,000,000             4,119,120
Los Angeles County Sanitation Districts
  Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13               5.00              3,500,000             3,883,285
Los Angeles Department of Water & Power
  Revenue Bonds
  Series 2003A (FGIC)
   07-01-43               5.00             11,750,000            12,097,800
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Election of 1997
  Series 2002E (MBIA)
   01-01-27               5.13             15,500,000            16,405,355
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   07-01-18              17.79              3,330,000(g)          4,629,000
Los Angeles Unified School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (MBIA)
   07-01-15               5.75              5,000,000             5,858,850
   07-01-16               5.75              5,000,000             5,880,350
Modesto Irrigation District
  Capital Improvements Refunding Bonds
  Certificate of Participation
  Series 2003A (MBIA)
   07-01-18               5.00              1,610,000             1,734,807
Northern California Power Agency
  Pre-refunded Revenue Bonds
  Geothermal #3
  Series 1987A
   07-01-09               5.00             33,535,000            35,950,860
Port of Oakland
  Revenue Bonds
  Series 2000A Inverse Floater (FGIC) A.M.T.
   11-01-15              18.22              2,210,000(g)          2,882,149

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

California (cont.)

Port of Oakland
  Revenue Bonds
  Series 2000B Inverse Floater (FGIC) A.M.T.
   11-01-16              18.22%            $2,000,000(g)         $2,552,120
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Project
  Series 1995
   07-01-21               6.50              8,000,000             8,277,520
Sacramento County Sanitation District
  Refunding Revenue Bonds
  Series 2001 (AMBAC)
   12-01-27               5.00             20,000,000            20,791,600
San Diego Unified School District
  Series 2000A Inverse Floater
   07-01-20              15.87              3,180,000(g)          4,101,787
San Diego Unified School District
  Series 2000B Inverse Floater
   07-01-21              15.84              1,865,000(g)          2,404,470
San Diego Unified School District
  Series 2000C Inverse Floater
   07-01-22              15.87              1,370,000(g)          1,612,504
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2003E (FSA)
   07-01-18               5.25              6,250,000             7,063,250
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2004F (FSA)
   07-01-29               5.00              7,000,000             7,307,160
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2002D (FGIC)
   07-01-27               5.00              8,000,000             8,338,080
San Francisco City & County
  Airports Commission
  Revenue Bonds
  2nd Series 2000A (FGIC) A.M.T.
   05-01-22               5.25             14,150,000            14,986,831
San Francisco City & County
  Airports Commission Bonds
  Series 2000A Inverse Floater A.M.T.
   05-01-14              18.21              1,080,000(g)          1,436,562
San Francisco City & County
  Airports Commission Bonds
  Series 2000B Inverse Floater A.M.T.
   05-01-15              18.16              1,150,000(g)          1,528,500
San Francisco City & County
  Airports Commission Bonds
  Series 2000C Inverse Floater A.M.T.
   05-01-16              18.65              1,220,000(g)          1,635,593
San Francisco City & County
  Public Utilities Commission
  Revenue Bonds
  Series 2002A (MBIA)
   11-01-32               5.00             18,000,000            18,671,220
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25             11,575,000            12,336,288
San Jose Financing Authority
  Revenue Bonds
  Civic Center Project
  Series 2002B (AMBAC)
   06-01-37               5.00              5,000,000             5,127,900
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2002 (MBIA)
   08-01-32               5.00              8,195,000             8,411,512
South Placer Wastewater Authority
  Pre-refunded Revenue Bonds
  Series 2000A (FGIC)
   11-01-23               5.25             11,060,000            12,439,735
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25             12,500,000            13,781,750
State of California
  Unlimited General Obligation Bonds
  Residual Certificates
  Series 1999-195 Inverse Floater (MBIA)
   12-01-16              18.20              5,410,000(g)          7,667,593
State of California
  Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50              8,465,000             9,324,621
   12-01-23               5.25             20,725,000            22,140,310
   10-01-25               5.38              5,000,000             5,366,350
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25             20,750,000            22,511,260
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31               5.13              7,500,000             7,779,750
   06-01-31               5.13             20,000,000            20,771,800
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-17               5.25             16,735,000            18,341,225
   02-01-21               5.25              2,500,000             2,704,550
   02-01-28               5.25             17,000,000            17,957,100
   02-01-29               5.25              5,000,000             5,257,300
   02-01-32               5.00              8,835,000             9,097,488
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25              2,275,000             2,498,792
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-26               5.25             15,000,000            16,008,600
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              5,830,000             6,497,127
   03-01-28               5.00             15,470,000            15,989,792
   04-01-29               5.30              5,590,000             5,950,052
   02-01-33               5.00             11,140,000            11,421,396
   04-01-34               5.25             13,000,000            13,689,910
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00              2,500,000             2,588,975
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-08               5.00              9,200,000             9,764,328
   01-01-11               5.25             11,225,000            12,376,348
   07-01-14               5.25              8,000,000             8,916,800
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17               5.00             12,550,000            13,414,821
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00              7,000,000(h)          7,444,500
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16               5.25              2,000,000             2,207,560
   11-01-22               5.00              5,000,000             5,232,150
   11-01-23               5.13              5,000,000             5,310,250
   11-01-24               5.13              8,000,000             8,448,880
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2004 (FSA)
   12-01-22               5.25              5,610,000             6,138,069
State of California
  Unlimited General Obligation Bonds
  Series 1991 (MBIA)
   10-01-11               3.83             20,800,000 (d)        16,470,272
State of California
  Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-30               5.25             11,800,000            12,355,898
Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Asset-backed
  Series 2002A
   06-01-43               5.63              4,050,000             3,846,812
Turlock Irrigation District
  Certificate of Participation
  Series 2003A (MBIA)
   01-01-33               5.00              4,450,000             4,601,078


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

California (cont.)

University of California
  Refunding Revenue Bonds
  Multiple Purpose Projects
  Series 1997E (MBIA)
   09-01-22               5.13%           $10,000,000           $10,479,100
University of California
  Revenue Bonds
  Series 2003A (AMBAC)
   05-15-19               5.13             15,000,000            16,322,100
   05-15-20               5.13              6,965,000             7,548,319
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00              9,365,000             9,723,211
   01-01-34               5.00             15,745,000            16,277,496
West Sacramento Financing Authority
  Special Tax Bonds
  Series 1999F
   09-01-29               6.10              4,900,000             5,055,134
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88                500,000               525,160
Total                                                           892,187,866

Colorado (2.8%)

Adams County School District #12
  Unlimited General Obligation Bonds
  Adams 12 Five Star Schools
  Series 2002A (FSA)
   12-15-10               5.25              3,255,000             3,600,974
Aurora Centretech Metropolitan District
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1993B
   12-01-23              10.53              5,699,785 (k)        10,160,209
City of Colorado Springs
  Refunding Revenue Bonds
  Sub Lien
  Series 2002A (AMBAC)
   11-15-19               5.38             14,985,000            16,557,525
Colorado Educational & Cultural Facilities Authority
  Revenue Bonds
  Boulder Country Day School Project
  Series 1999
   09-01-24               6.75              4,070,000             4,145,336
Colorado Health Facilities Authority
  Revenue Bonds
  Liberty Heights
  Series 1991B Zero Coupon
  Escrowed to Maturity
   07-15-24               4.77             18,000,000(d)          7,079,760
Colorado Housing & Finance Authority
  Revenue Bonds
  Single Family Mortgage
  Series 2003A-3 A.M.T.
   05-01-32               5.15              3,500,000             3,525,270
Denver City & County
  Revenue Bonds
  Colorado Convention Center Project
  Series 2001A (FSA)
   09-01-12               5.00              5,000,000             5,385,550
Denver Urban Renewal Authority
  Tax Allocation Bonds
  Downtown Denver
  Series 1989A A.M.T.
   09-01-15               8.00             12,740,000            13,500,451
   09-01-16               8.00              1,785,000             1,890,761
   09-01-17               8.00              1,930,000             2,043,774
Denver West Metropolitan District
  Unlimited General Obligation
  Refunding & Improvement Bonds
  Series 1995
   12-01-14               7.00              4,230,000             4,389,894
Denver West Metropolitan District
  Unlimited General Obligation Bonds
  Series 1996
   06-01-16               6.50              2,560,000             2,655,334
GVR Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 1991 Escrowed to Maturity
   12-01-06              10.95              1,385,000 (m)         2,002,558
GVR Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 1995B Escrowed to Maturity
   12-01-06              11.00                580,000               640,424
Loveland Special Improvement
  District #1 Special Assessment Bonds
  Series 2000
   07-01-29               7.50              6,140,000             6,215,522
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996
   12-01-10               7.80             12,300,000            13,033,203
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1998A
   12-01-10               7.30              2,400,000             2,523,336
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25             10,300,000            10,764,427
University of Colorado
  Revenue Bonds
  Series 2002A (FGIC)
   06-01-12               5.00              3,300,000             3,623,004
Total                                                           113,737,312

Connecticut (1.3%)

South Central Regional Water Authority
  Water System Revenue Bonds
  18th Series 2003A (MBIA)
   08-01-09               5.25              1,160,000             1,264,052
State of Connecticut
  Unlimited General
  Obligation Pre-refunded Bonds
  Series 2001D
   11-15-15               5.13              2,500,000             2,748,475
State of Connecticut
  Unlimited General
  Obligation Pre-refunded Bonds
  Series 2002B
   06-15-16               5.50              7,900,000             8,891,371
State of Connecticut
  Unlimited General Obligation
  Refunding Bonds
  Series 2001E
   11-15-15               5.13              6,875,000             7,442,806
State of Connecticut
  Unlimited General Obligation
  Refunding Bonds
  Series 2002E (FSA)
   11-15-14               5.38              8,990,000            10,035,087
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2000B
   06-15-08               5.25              3,440,000             3,695,764
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2001G
   12-15-08               5.00              5,330,000             5,724,154
   12-15-10               5.00              6,660,000             7,265,993
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2002C
   12-15-18               5.50              2,380,000             2,664,077
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2003A
   04-15-09               5.00              5,000,000             5,378,350
Total                                                            55,110,129

District of Columbia (0.6%)

District of Columbia
  Revenue Bonds
  Georgetown University
  Series 1988D (MBIA)
   04-01-14               5.25              4,100,000             4,411,559
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001A (MBIA) A.M.T.
   10-01-27               5.50             13,790,000            14,693,935
Washington Convention Center Authority
  Revenue Bonds
  Senior Lien
  Series 1998 (AMBAC)
   10-01-15               5.25              4,940,000             5,292,518
Total                                                            24,398,012

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Florida (4.0%)

Arbor Greene Community Development District
  Special Assessment Bonds
  Series 1996
   05-01-18               7.60%            $4,130,000            $4,225,610
Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20              3,425,000             3,571,453
Broward County School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A
   02-15-08               5.00              5,810,000             6,167,722
Championsgate Community Development District
  Revenue Bonds
  Series 1998B
   05-01-05               5.70                795,000               795,572
Charlotte County Development Authority
  Refunding Revenue Bonds
  Royal Palm Centre II
  Series 1991
   03-01-14               9.50              2,875,000             2,915,451
City of Lakeland
  Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32               5.50              9,400,000             9,903,746
Collier County School Board
  Certificate of Participation
  Series 2002 (FSA)
   02-15-17               5.38              5,000,000             5,499,350
Collier County Water-Sewer District
  Refunding Revenue Bonds
  Series 2003B (FSA)
   07-01-15               5.00              4,125,000             4,493,775
Crossings at Fleming Island
  Community Development District
  Pre-refunded Special Assessment Bonds
  Series 1995
   05-01-16               8.25              8,500,000             8,748,370
Crossings at Fleming Island
  Community Development District
  Revenue Bonds
  Series 1994
   10-01-19               7.38             11,145,000            11,373,918
Double Branch Community Development District
  Special Assessment Bonds
  Series 2002B-1
   05-01-07               5.60                880,000               886,178
Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003I
   06-01-09               5.00              9,200,000             9,939,220
Florida State Board of Education
  Unlimited General Obligation Bonds
  Series 2002B
   01-01-14               5.38             11,650,000            12,982,644
Florida State Board of Education Public Education
  Unlimited General Obligation
  Refunding Bonds
  Capital Outlay
  Series 2002D
   06-01-11               5.00              7,295,000             7,993,642
Florida State Department of Environmental Protection
  Revenue Bonds
  Florida Forever
  Series 2001B (MBIA)
   07-01-10               5.00              6,575,000             7,143,475
Florida State Division of Bond Finance
  Refunding Revenue Bonds
  Department of Environmental Protection
  Series 1997B (AMBAC)
   07-01-12               6.00              2,500,000             2,900,750
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13              1,150,000             1,168,400
Greyhawk Landing Community Development District
  Special Assessment Bonds
  Series 2002B
   05-01-09               6.25              1,100,000             1,126,642
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35              7,170,000             7,480,963
Heritage Harbor South Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2002B
   11-01-08               5.40              2,385,000             2,395,017
Lakewood Ranch Community Development District #1
  Special Assessment Bonds
  Series 1994
   05-01-14               8.25              1,545,000             1,563,262
Orange County
  Revenue Bonds
  Series 2000 (AMBAC)
   10-01-15               5.63              8,000,000             8,826,960
Orange County
  Revenue Bonds
  Series 2002B (FGIC)
   01-01-32               5.13             12,975,000            13,582,749
Palm Beach County School Board
  Pre-refunded Certificate of Participation
  Series 2001A (AMBAC)
   08-01-19               5.50              3,500,000             3,860,990
Parklands West Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-06               6.00                270,000               272,109
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25              4,225,000             4,352,426
Reunion East Community Development District
  Special Assessment Bonds
  Series 2002B
   11-01-07               5.90              1,700,000             1,727,183
Riverwood Community Development District
  Special Assessment Bonds
  Series 1992A
   05-01-14               8.50              3,715,000             3,738,070
Riverwood Community Development District
  Special Assessment Bonds
  Series 1992B
   05-01-12               8.50                100,000               100,621
State of Florida
  Unlimited General Obligation Bonds
  Department of Transportation
  Right of Way
  Series 1997A
   07-01-14               5.00              6,550,000             6,941,297
Tampa Bay Water Utility System
  Refunding & Improvement
  Revenue Bonds
  Series 2001A (FGIC)
   10-01-12               4.50              5,000,000             5,291,400
Village Community Development District #2
  Special Assessment Revenue Bonds
  Series 1996
   05-01-17               7.63              2,320,000             2,417,602
Village Community Development District #5
  Special Assessment Bonds
  Series 2002B
   05-01-07               5.40                960,000               972,019
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90                405,000               409,163
Total                                                           165,767,749

Georgia (1.4%)

City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC)
   01-01-21              17.24              5,600,000(g)          7,026,824
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC) A.M.T.
   01-01-18              19.08              3,720,000(g)          4,755,834
City of Atlanta
  Revenue Bonds
  Series 1999A (FGIC)
   11-01-13               5.50              2,715,000             3,087,118
City of Atlanta
  Revenue Bonds
  Series 2004 (FSA)
   11-01-43               5.00              7,500,000             7,766,925
Colquitt County Development Authority
  Revenue Bonds
  Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21               6.87             46,350,000(d)         20,650,316

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Georgia (cont.)

Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Athletic Association
  Series 2001 (AMBAC)
   10-01-12               5.50%            $2,385,000            $2,681,694
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Foundation Funding
  Series 2002A
   11-01-13               5.25              1,105,000             1,225,025
Gwinnett County Water & Sewer Authority
  Revenue Bonds
  Series 2002
   08-01-24               5.25              5,000,000             5,420,600
State of Georgia
  Unlimited General Obligation Refunding Bonds
  Series 2004C
   07-01-16               5.50              4,000,000             4,566,760
Total                                                            57,181,096

Hawaii (1.6%)

Hawaii State Department of Budget & Finance
  Refunding Revenue Bonds
  Electric Company & Subsidiary Project
  Series 2003B (XLCA) A.M.T.
   12-01-22               5.00             12,500,000            12,996,250
Hawaii State Department of Budget & Finance
  Revenue Bonds
  Series 2000 Inverse Floater
  (AMBAC) A.M.T.
   07-01-20              17.95              9,000,000(g)         11,291,490
Honolulu City & County
  Unlimited General Obligation
  Refunding Bonds
  Inverse Floater
  Series 1993
   09-07-06               8.42             10,000,000(g)         10,804,200
   09-11-08               8.72             10,000,000(g)         11,732,500
State of Hawaii
  Refunding Revenue Bonds
  Series 2001 (FGIC) A.M.T.
   07-01-18               5.63             18,000,000            19,672,380
Total                                                            66,496,820

Illinois (3.8%)

Carol Stream County
  Tax Allocation Bonds
  Series 1997
   01-01-17               7.88              4,125,000             4,307,903
Chicago O'Hare International Airport
  2nd Lien Passenger Facility Revenue Bonds
  Series 2001C (AMBAC) A.M.T.
   01-01-10               5.25              3,095,000             3,320,718
   01-01-11               5.25              3,260,000             3,519,007
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001A II Inverse Floater
  (AMBAC) A.M.T.
   01-01-20              17.73              1,885,000(g)          2,337,306
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001B II Inverse Floater
  (AMBAC) A.M.T.
   01-01-21              17.72              2,070,000(g)          2,543,099
City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2000C (FGIC)
   01-01-40               5.50              7,870,000             8,506,447
City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-33               5.25             13,900,000            14,564,419
   01-01-38               5.50             11,000,000            11,942,810
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              5,000,000             5,484,100
City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-31               5.00              4,000,000             4,104,360
County of Cook
  Unlimited General Obligation Pre-refunded
  Capital Improvement Bonds
  Series 1999A (FGIC)
   11-15-16               5.25              3,000,000             3,321,180
Gilberts Special Service Area #9
  Special Tax Improvement Bonds
  Big Timber Project
  Series 2001
   03-01-30               7.88              7,530,000             8,383,526
Illinois Finance Authority
  Refunding Revenue Bonds
  Commonwealth Edison Company
  Series 1994 (AMBAC)
   01-15-14               5.85              4,500,000             5,181,345
Illinois Finance Authority
  Revenue Bonds
  Adventist Health System/Sunbelt Obligation
  Series 1999
   11-15-20               5.50              3,000,000             3,162,990
Illinois Finance Authority
  Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75             68,000,000(d)         33,309,119
Illinois Health Facilities Authority
  Revenue Bonds
  South Suburban Hospital
  Series 1992 Escrowed to Maturity
   02-15-09               7.00              1,525,000             1,668,808
   02-15-18               7.00              3,025,000             3,788,026
Kane County School District #101 Batavia
  Unlimited General Obligation Bonds
  Building
  Series 1999 (FSA)
   12-30-13               5.25              6,000,000             6,455,160
Lakemoor
  Special Tax Revenue Bonds
  Special Services Area #97-1
  Series 1997
   03-01-27               7.80              8,735,000             9,505,514
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 2002A (MBIA)
   06-15-42               5.25             13,400,000            14,068,660
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2000 (MBIA)
   12-01-20               5.40              4,000,000             4,398,720
Tinley Park Special Service Area #3
  Special Assessment Bonds
  Series 1988
   12-01-05              10.65                150,000               151,583
   12-01-06              10.65                165,000               168,701
   12-01-07              10.65                185,000               190,874
Will County Community Unit School District #365
  Unlimited General Obligations Bonds
  Zero Coupon
  Series 1997B (FSA)
   11-01-16               4.60              3,165,000(d)          1,881,529
Total                                                           156,265,904

Indiana (0.7%)

East Chicago Elementary School Building Corporation
  Refunding Revenue Bonds
  1st Mortgage
  Series 1996
   01-05-16               6.25              8,000,000             9,264,639
Indiana Bond Bank
  Revolving Fund
  Revenue Bonds
  Series 2000B
   08-01-20               5.30              4,000,000             4,350,080
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33              17.47              2,035,000(g)          2,153,295
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2002A
  (GNMA/FNMA) A.M.T.
   01-01-33               5.45              2,035,000             2,068,557
South Bend Community School Building Corporation
  Revenue Bonds
  1st Mortgage
  Series 2002 (MBIA)
   07-15-19               5.00              3,680,000             3,896,973
St. Joseph County Hospital Authority
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980 Escrowed to Maturity
   06-01-10               9.40              1,195,000             1,399,070

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
6 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Indiana (cont.)

Wayne Township School Building Corporation
  Marion County
  Revenue Bonds
  1st Mortgage
  Series 2003A (FGIC)
  01-15-28                5.25%            $4,750,000            $5,060,603
Total                                                            28,193,217

Iowa (0.2%)

Iowa Finance Authority
  Refunding Revenue Bonds
  Correctional Facility Program
  Series 2002 (MBIA)
   06-15-13               5.38              6,000,000             6,724,680
Iowa Finance Authority
  Revenue Bonds
  Series 2001II Inverse Floater
  (GMNA/FNMA) A.M.T.
   07-01-33              17.25              3,205,000(g)          3,406,178
Total                                                            10,130,858

Kansas (0.2%)

Kansas Turnpike Authority Kansas City
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   09-01-09               4.00              7,730,000             8,046,157

Louisiana (0.4%)

DeSoto Parish
  Refunding Revenue Bonds
  International Paper Co Project
  Series 2004A A.M.T.
   11-01-18               5.00              6,935,000             7,024,739
State of Louisiana
  Unlimited General Obligation Pre-refunded Bonds
  Series 1998B (FSA)
   04-15-10               5.25              6,000,000             6,507,540
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed Series 2001B
   05-15-39               5.88              3,300,000             3,250,038
Total                                                            16,782,317

Maine (0.1%)

Maine State Housing Authority
  Revenue Bonds
  Series 2003A-2 A.M.T.
   11-15-32               5.00              3,000,000             3,045,090

Maryland (1.5%)

County of Baltimore
  Pre-refunded Unlimited General
  Obligation Bonds
  Metropolitan District
  Series 2001
   06-01-12               5.50              3,500,000             3,980,900
County of Baltimore
  Unlimited General Obligation
  Refunding Bonds
  Metropolitan District
  Series 2002
   09-01-14               5.25              3,215,000             3,580,835
County of Montgomery
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   11-01-10               5.00             10,775,000            11,812,417
County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   02-01-11               5.00              8,000,000             8,774,240
Harford County Industrial Development
  Revenue Bonds
  Dorsey
  Series 1989
   04-16-05               8.00                227,000               227,105
Howard County
  Unlimited General Obligation
  Pre-refunded Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              1,020,000             1,140,595
Howard County
  Unlimited General Obligation
  Un-refunded Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              6,275,000             6,996,311
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Capital Improvement
  Series 2002A
   03-01-17               5.50              5,000,000             5,854,850
University System of Maryland
  Revenue Bonds
  Series 2003A
   04-01-10               5.00             13,440,000            14,624,332
Washington Suburban Sanitation District
  Unlimited General Obligation
  Refunding Bonds
  Building Construction
  Series 2003
   06-01-08               5.25              1,660,000             1,790,576

Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Water Supply
  Series 2001
   06-01-12               4.25              4,050,000             4,246,668
Total                                                            63,028,829

Massachusetts (2.9%)

City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00              4,435,000             4,721,368
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2001D (MBIA)
   11-01-13               6.00             15,000,000            17,657,550
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2002A (FGIC)
   01-01-09               5.00             12,370,000            13,281,051
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2002E
   01-01-09               5.50              5,000,000             5,442,950
Commonwealth of Massachusetts
  Limited General Obligation
  Pre-refunded Bonds
  Consolidation Loans
  Series 2002C
   11-01-30               5.25             10,000,000            11,109,800
Commonwealth of Massachusetts
  Special Obligation Bonds
  Refunding Notes
  Federal Highway Grant Anticipation
  Series 2003A (FSA)
   12-15-14               5.00              2,390,000             2,610,119
Massachusetts Development Finance Agency
  Pre-refunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25              5,000,000             6,326,500
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2001DD
   07-15-35               5.00              2,000,000             2,063,660
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              2,500,000             2,620,875
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25              7,030,000             8,011,247
Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75              1,750,000             1,763,108

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Massachusetts (cont.)

Massachusetts Port Authority
  Revenue Bonds
  Delta Air Lines Project
  Series 2001A (AMBAC) A.M.T.
   01-01-22               5.50%           $20,000,000           $20,947,599
Massachusetts State Turnpike Authority
  Revenue Bonds
  Series 1997A (MBIA)
   01-01-17               5.13              4,000,000             4,202,160
Massachusetts State Water Pollution Abatement
  Refunding Revenue Bonds
  Pool PG
  Series 2004A
   08-01-16               5.25              5,000,000             5,641,350
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A
   07-15-19               6.50              3,500,000             4,275,775
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75              9,000,000             9,162,090
Total                                                           119,837,202

Michigan (2.7%)

Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              2,500,000             2,599,600
Concord Academy/Boyne
  Certificate of Participation
  Series 1998
   10-01-19               7.00                965,000               961,642
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25              5,000,000             5,332,850
Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80              4,000,000             4,049,120
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              2,855,000             2,968,743
Hudsonville Public Schools
  Unlimited General Obligation Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15              5,045,000             5,180,711
Kalamazoo City School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2001 (FSA)
   05-01-12               4.40              1,070,000             1,128,379
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  School Loan
  Series 2003A
   06-01-09               5.25              5,500,000             5,971,185
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-09               5.00              9,840,000            10,662,525
   10-01-10               5.00              5,195,000             5,671,849
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2002
   10-01-15               5.50              5,000,000             5,772,250
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29               5.00             10,500,000            10,931,969
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2000 I
   10-15-16               5.25              2,000,000             2,176,980
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2001 I
   10-15-08               5.50              5,280,000             5,746,066
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-08               5.00              7,895,000             8,472,361
Michigan Strategic Fund
  Refunding Revenue Bonds
  Environmental Improvement
  Crown Paper Company
  Series 1997B
   08-01-12               6.25              1,100,000(b,l)               11
State of Michigan
  Certificate of Participation
  Series 2004A (MBIA)
   09-01-31               4.25              9,250,000(h)          9,590,030
Summit Academy
  Certificate of Participation
  Series 1998
   08-01-18               7.00              1,800,000             1,781,568
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001
   07-01-30               7.38              4,140,000             4,345,096
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001B
   07-01-30               8.75              1,030,000             1,085,249
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40              3,645,000             3,726,940
Waverly Community School
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 2000 (FGIC)
   05-01-17               5.25              1,500,000             1,657,935
Wayne County Charter Airport
  Revenue Bonds
  Detroit Metropolitan Airport
  Series 1998B (MBIA)
   12-01-11               5.25              4,040,000             4,370,189
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-16               5.00              2,930,000             3,181,453
   11-15-17               5.00              3,020,000             3,262,929
Total                                                           110,627,630

Minnesota (4.1%)

Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC Project
  Series 1999
   12-01-29               7.40              4,000,000(l)          3,579,000
City of Rochester
  Revenue Bonds
  Wedum Shorewood Campus
  Series 1999
   06-01-36               6.60             10,500,000            10,541,580
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 1999A
   09-01-29               6.63              3,500,000             3,594,220
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-22               4.25              2,700,000             2,705,319
   02-01-23               4.50              3,000,000             3,059,940
   02-01-24               4.50              2,000,000             2,039,960
Hastings Housing & Redevelopment Authority
  Revenue Bonds
  Arbor Oaks Assisted Living Project
  Series 2000A
   01-01-32               8.25              5,685,000(l)          5,774,141
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75              7,705,000(b,l)        5,008,250
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-11               5.50              3,000,000             3,252,810
   01-01-16               5.63              5,000,000             5,422,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Minnesota (cont.)

Minnesota Business Academy
  Taxable Capital Appreciation Notes
  Zero Coupon Series 2002
   06-30-07               6.01%              $348,000(d,l,)        $173,871
Richfield
  Refunding Revenue Bonds
  Richfield Senior Housing Project
  Series 2004A
   12-01-39               6.63              6,050,000             6,105,418
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25               5.10              5,000,000             5,113,300
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-22               6.73             17,500,000(d)          8,127,525
   01-01-23               6.81             26,500,000(d)         11,636,680
   01-01-25               6.75             17,500,000(d)          6,859,125
   01-01-26               6.81             27,500,000(d)         10,177,200
   01-01-27               6.80             11,450,000(d)          3,997,195
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25             15,000,000            17,009,849
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06               7.13                655,000 (h)           659,166
   11-01-17               7.13              2,165,000             2,180,653
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy Project
  Series 2000
   03-01-30               8.00              4,390,000(l)          3,498,786
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00              2,440,000             2,441,562
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00              2,540,000             2,700,655
   12-01-27               5.13              5,465,000             5,794,430
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-10               5.50              9,230,000            10,308,341
   11-01-14               5.50             10,000,000            11,094,400
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00              4,275,000             4,310,782
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003B (MBIA)
   01-01-15               5.00              5,000,000             5,522,550
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-30               5.00              5,000,000             5,203,250
Total                                                           167,892,908

Mississippi (0.6%)

Harrison County Wastewater Management District
  Refunding Revenue Bonds
  Wastewater Treatment Facility
  Series 1986 Escrowed to Maturity
   02-01-15               5.00              4,250,000             4,655,918
Jackson Industrial Development
  Revenue Bonds
  Dorsey
  Series 1999
   04-16-05               8.00                179,000               179,072
State of Mississippi
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
   09-01-12               5.50             10,000,000            11,273,300
State of Mississippi
  Unlimited General Obligation
  Refunding Bonds
  Series 2002D
   07-01-16               5.50              7,570,000             8,670,072
Total                                                            24,778,362

Missouri (0.4%)

City of St. Louis
  Refunding Revenue Bonds
  Lambert-St. Louis Intl
  Series 2003A (FSA)
   07-01-08               5.00              1,000,000             1,060,570
   07-01-11               5.25              4,150,000             4,553,878
Missouri Housing Development Commission
  Revenue Bonds
  Drivers
  Series 2001 Inverse Floater
  (GNMA/FNMA) A.M.T.
   09-01-33              17.47              1,260,000(g)          1,347,142
St. Louis Municipal Finance Corporation
  Refunding Revenue Bonds
  Convention Center Project
  Series 2003 (AMBAC)
   07-15-08               5.00              8,180,000             8,745,892
Total                                                            15,707,482

Nebraska (0.5%)

Nebraska Public Power District
  Pre-refunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25             15,385,000            16,583,799
Nebraska Public Power District
  Un-refunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25                725,000               773,909
Omaha Public Power District
  Revenue Bonds
  Series 1986A Escrowed to Maturity
   02-01-15               6.00              1,370,000             1,595,173
Total                                                            18,952,881

Nevada (0.6%)

Clark County Improvement District
  Special Assessment Bonds
  Southern Highlands Area
  Series 1999
   12-01-19               7.50              4,850,000             5,157,296
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-19               5.75              5,105,000(d)          2,670,936
   01-01-23               5.93              5,000,000(d)          2,065,850
Henderson
  Revenue Bonds
  Catholic HealthCare West
  Series 1998
   07-01-26               5.38              5,000,000             5,068,950
Las Vegas Valley Water District
  Limited General Obligation Refunding Bonds
  Series 2003B (MBIA)
   06-01-10               5.25              7,400,000             8,134,228
Total                                                            23,097,260

New Hampshire (--%)

New Hampshire Business Finance Authority
  Refunding Revenue Bonds
  Crown Paper Company Project
  Series 1996
   01-01-22               7.75              4,255,000(b,l)               43


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

New Jersey (2.9%)

New Jersey Economic Development Authority
  Refunding Revenue Bonds
  Senior Lien
  Series 2001A (MBIA)
   07-01-08               5.00%           $10,000,000           $10,661,200
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              6,000,000             6,496,380
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FSA)
   06-15-10               5.00              7,000,000             7,547,610
New Jersey Economic Development Authority
  Revenue Bonds
  School Facilities & Construction
  Series 2003F
   06-15-26               5.00              5,000,000             5,195,500
New Jersey State Educational Facilities Authority
  Revenue Bonds
  Princeton University
  Series 2000H
   07-01-21               5.38              2,000,000             2,174,640
New Jersey State Turnpike Authority
  Pre-refunded Revenue Bonds
  Series 2000A Escrowed to Maturity (MBIA)
   01-01-11               6.00              3,215,000             3,671,626
New Jersey State Turnpike Authority
  Revenue Bonds
  Series 2000R Inverse Floater (MBIA)
   01-01-13              19.25              4,330,000(g)          6,499,070
New Jersey State Turnpike Authority
  Un-refunded Revenue Bonds
  Series 2000A (MBIA)
   01-01-11               6.00              7,785,000             8,904,016
New Jersey Transportation Corporation
  Certificate of Participation
  Federal Transportation Administration Grants
  Series 2000B (AMBAC)
   09-15-08               5.50              5,000,000             5,407,350
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2001C (FSA)
   12-15-12               5.75             25,000,000            28,600,501
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2003C
   06-15-24               5.50              6,000,000             6,842,220
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32               5.75              4,375,000             4,352,381
   06-01-37               6.00             12,770,000            12,644,599
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
   06-01-32               6.38              8,150,000             8,292,951
   06-01-39               6.75              2,000,000             2,093,700
University of Medicine & Dentistry of New Jersey
  Revenue Bonds
  Series 2002A (AMBAC)
   12-01-12               5.25              1,705,000             1,907,008
Total                                                           121,290,752

New Mexico (0.7%)

Farmington
  Pre-refunded Revenue Bonds
  Series 1983
   01-01-13               9.88              4,335,000             4,443,765
New Mexico State Highway Commission
  Pre-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A Escrowed to Maturity
   06-15-10               5.00              5,115,000             5,579,800
New Mexico State Highway Commission
  Un-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A
   06-15-10               5.00              4,885,000             5,306,576
State of New Mexico
  Unlimited General Obligation Bonds
  Capital Projects
  Series 2003
   03-01-08               4.00             12,690,000            13,120,825
Total                                                            28,450,966

New York (11.6%)

City of New York
  Unlimited General Obligation Bonds
  Series 2001F
   08-01-12               5.25             15,230,000            16,603,594
City of New York
  Unlimited General Obligation Bonds
  Series 2001G (FSA)
   08-01-11               5.25              5,000,000             5,534,750
City of New York
  Unlimited General Obligation Bonds
  Series 2000II Inverse Floater (FGIC)
   05-15-14              18.79              1,790,000(g)          2,477,682
   05-15-15              18.79              1,890,000(g)          2,610,279
   05-15-16              18.80              1,175,000(g)          1,619,538
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75              8,210,000             9,195,939
City of New York
  Unlimited General Obligation Bonds
  Series 2002E (MBIA)
   08-01-15               5.63              2,000,000             2,247,500
City of New York
  Unlimited General Obligation Bonds
  Series 2003D
   10-15-20               5.25              6,520,000             7,044,599
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38              8,000,000             8,576,640
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50             27,500,000            30,411,699
   06-01-28               5.25             10,050,000            10,663,151
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21               5.00              3,000,000             3,142,590
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00             17,000,000            17,551,310
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22               5.00              6,000,000             6,382,560
City of New York
  Unlimited General Obligation Bonds
  Series 2004G
   12-01-21               5.00             12,400,000            13,003,632
Long Island Power Authority
  Revenue Bonds
  Series 2003B
   12-01-05               5.00             10,000,000            10,185,100
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-29               5.13             10,000,000            10,423,900
   11-15-32               5.75              5,855,000             6,552,565
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50              4,000,000             4,518,400
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00              4,000,000             4,130,680
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50              8,500,000             9,343,200
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-13               5.50             10,160,000            11,517,986
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005A (MBIA)
   11-15-14               5.00              8,940,000             9,864,217
New York City Health & Hospital Corporation
  Revenue Bonds
  Health Systems
  Series 2002A (FSA)
   02-15-15               5.50              5,255,000             5,812,976


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

New York (cont.)

New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00%            $4,000,000            $4,140,360
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2003E
   06-15-34               5.00              5,000,000             5,170,950
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00              9,000,000             9,296,370
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2001B
   02-01-11               5.50              5,000,000             5,577,650
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003E (MBIA)
   02-01-20               5.25              5,000,000             5,476,900
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00             10,255,000            10,627,564
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax
  Series 1999C
   05-01-25               5.50                940,000             1,020,680
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.65              4,210,000(d)          2,943,843
New York Mortgage Agency
  Revenue Bonds
  Series 2002II Inverse Floater A.M.T.
   04-01-32              16.81              4,965,000(g)          5,194,830
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25              1,615,000             1,703,405
New York State Dormitory Authority
  Revenue Bonds
  Catholic Health L.I. Obligation Group
  Series 2004
   07-01-27               5.00             15,430,000            15,600,964
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd Generation
  Series 1993A
   07-01-18               5.75              5,500,000             6,393,585
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1990D Escrowed to Maturity
   07-01-09               7.00              3,735,000             4,060,767
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Program
  Series 2002D (MBIA)
   10-01-08               5.00             13,010,000            13,950,103
New York State Dormitory Authority
  Revenue Bonds
  State Personal Income Tax
  Series 2003A
   03-15-10               5.25              4,000,000             4,376,440
New York State Dormitory Authority
  Revenue Bonds
  State University Educational Facilities
  Series 1993A
   05-15-13               5.50             24,530,000            27,409,331
New York State Energy
  Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985D (MBIA)
   12-01-15               4.10              6,500,000             6,633,120
New York State Energy
  Research & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-379 Inverse Floater (MBIA)
   01-01-21              17.30              7,520,000(g)          8,512,189
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003B
   06-15-26               5.00             12,210,000            12,785,457
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31               5.00              9,000,000             9,344,160
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28               5.00              9,000,000             9,384,120
New York State Housing Finance Agency
  Refunding Revenue Bonds
  State University Construction
  Series 1986A Escrowed to Maturity
   05-01-13               6.50              3,500,000             4,147,115
New York State Thruway Authority
  Refunding Revenue Bonds
  Series 1998E (MBIA)
   01-01-25               5.00              4,000,000             4,143,680
New York State Thruway Authority
  Revenue Bonds
  Local Highway & Bridge
  Series 2002
   04-01-15               5.50              5,000,000             5,536,100
New York State Thruway Authority
  Revenue Bonds
  Series 2001A (FGIC)
   04-01-11               5.50              7,500,000             8,414,925
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19               5.00              4,780,000             5,163,404
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              7,000,000             7,297,850
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2000 II Inverse Floater (MBIA) A.M.T.
   10-15-21              18.18              3,505,000(g)          4,227,591
Sales Tax Asset Receivable Corporation
  Revenue Bonds
  Series 2004A (AMBAC)
   10-15-29               5.00              6,000,000             6,293,940
State of New York
  Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00              7,575,000             7,835,277
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16               5.50              2,000,000             2,171,060
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14               5.50              8,500,000             9,231,000
   06-01-15               5.50              7,125,000             7,780,571
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  General Purpose
  Series 2002B
   11-15-29               5.13             12,415,000            13,013,155
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  General Purpose
  Series 2001A (MBIA)
   01-01-32               5.00              7,500,000             7,744,575
  Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA)
   11-15-32               5.00              5,900,000             6,113,108
Total                                                           478,130,626

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

North Carolina (3.1%)

City of Charlotte
  Revenue Bonds
  Series 2002A
   07-01-14               5.50%            $5,695,000            $6,521,288
   07-01-15               5.50              5,155,000             5,940,416
City of Charlotte
  Unlimited General Obligation Refunding Bonds
  Series 1998
   02-01-16               5.25              5,930,000             6,409,618
Mecklenburg County
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001D
   02-01-12               4.00              3,600,000             3,745,476
   02-01-14               4.10              3,600,000             3,746,304
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1986A Escrowed to Maturity
   01-01-17               5.00              6,220,000             6,855,933
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1988A
   01-01-26               6.00              1,940,000             2,361,058
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             15,125,000            18,154,385
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-07               7.25              5,000,000             5,350,900
   01-01-09               6.13             10,000,000            10,887,300
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50             15,000,000            16,207,050
North Carolina Eastern Municipal Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-13              17.96              3,330,000(g)          4,027,302
North Carolina Eastern Municipal Power Agency
  Un-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             14,035,000            16,251,127
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2002II Inverse Floater A.M.T.
   01-01-34              16.77              2,915,000(g)          3,022,942
North Carolina State Municipal Power Agency
  #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50              6,500,000             7,166,900
Raleigh Durham Airport Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-01-11               5.00              1,900,000             2,067,941
State of North Carolina
  Unlimited General Obligation Pre-refunded Bonds
  Public Improvement
  Series 1999A
   03-01-15               5.25              5,000,000             5,529,300
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001A
   03-01-08               4.50              4,400,000             4,626,336
Total                                                           128,871,576

Ohio (2.9%)

City of Cleveland
  Refunding Revenue Bonds
  Series 2001J (FSA)
   01-01-12               5.38              1,000,000             1,118,100
Columbus
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1999-2
   06-15-15               5.75              2,000,000             2,271,260
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25              4,130,000             4,362,106
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-21               6.00              6,000,000             6,774,420
County of Cuyahoga
  Revenue Bonds
  Canton Project
  Series 2000
   01-01-30               7.50              1,500,000             1,685,625
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              9,000,000             9,225,540
   05-01-32               5.00              3,250,000             3,324,133
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00              2,765,000             2,892,107
   12-01-29               5.00              8,375,000             8,706,985
   12-01-31               5.00              5,000,000             5,187,700
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17               5.00              4,000,000             4,307,440
   12-01-19               5.00              6,760,000             7,274,639
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-22               5.25              5,170,000             5,513,391
   05-15-24               5.25              2,625,000             2,778,878
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-28               5.00              3,000,000             3,130,680
   12-01-33               5.00              6,500,000             6,758,115
Licking Heights Local School District
  Unlimited General Obligation
  Series 2004 (FGIC)
   12-01-28               5.00              4,960,000             5,195,253
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24               4.75              7,230,000             7,442,345
Ohio State Building Authority
  Revenue Bonds
  Adult Correctional Building Fund
  Series 2002B
   04-01-14               5.25             12,000,000            13,393,319
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-12               5.25                750,000               835,095
Ohio State Water Development Authority
  Revenue Bonds
  Water Quality
  Series 2004
   12-01-16               5.00              4,250,000             4,640,745
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-11               5.25              6,545,000             7,269,204
   09-15-20               5.00              3,780,000             4,033,449
Total                                                           118,120,529

Oklahoma (0.2%)

Oklahoma Municipal Power Authority
  Revenue Bonds
  Series 2001A (FSA)
   01-01-12               5.00              1,185,000             1,290,299
   01-01-13               5.00              1,020,000             1,100,539
Oklahoma Transportation Authority
  Refunding Revenue Bonds
  2nd Series 2002B (AMBAC)
   01-01-16               5.25              5,000,000             5,501,550
Total                                                             7,892,388

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Oregon (0.5%)

Clackamus Community College District
  Unlimited General Obligation Bonds
  Series 2001 (FGIC)
   06-15-11               5.00%            $2,250,000            $2,470,703
   06-15-12               5.25              1,000,000             1,109,190
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-11               5.00              5,000,000             5,505,500
Port of Portland
  Refunding Revenue Bonds
  Portland International Airport
  Series 2001D (FGIC) A.M.T.
   07-01-11               5.25              3,335,000             3,620,176
Salem-Keizer School District #24J
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1999
   06-01-19               5.00              3,500,000             3,788,470
Umatilla County Hospital Facility Authority
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-32               5.00              2,255,000             2,298,025
Total                                                            18,792,064

Pennsylvania (1.8%)

Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995A
   07-15-25               7.75             11,150,000            11,631,234
Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Toledo Edison
  Series 1995A
   05-01-20               7.75             14,000,000            14,797,999
City of Philadelphia
  Revenue Bonds
  1975 General Ordinance
  17th Series 2003 (FSA)
   07-01-09               5.00              7,650,000             8,227,728
Commonwealth of Pennsylvania
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-12               5.50              5,970,000             6,716,668
County of Allegheny
  Unlimited General Obligation Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00              3,990,000             4,316,462
Delaware River Port Authority
  Refunding Revenue Bonds
  Port District Project
  Series 2001A (FSA)
   01-01-12               5.25              3,130,000             3,496,210
Garnet Valley School District
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-15-25               5.00              2,000,000             2,084,940
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2003 (AMBAC)
   11-01-08               3.13              7,000,000             7,071,190
Montgomery County Industrial Development Authority
  Revenue Bonds
  Acts Retirement - Life Communities
  Series 1998
   11-15-28               5.25              7,500,000             7,503,075
Pennsylvania State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16               5.25              1,000,000             1,130,610
Philadelphia Authority for Industrial Development
  Revenue Bonds
  Series 2001B (FSA)
   10-01-13               5.50              7,925,000             8,832,809
Total                                                            75,808,925

Puerto Rico (1.6%)(f)

Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Series 2004A
   07-01-30               5.00              6,000,000 (h)         6,389,280
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00              8,000,000             8,382,240
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Series 1998 (MBIA)
   07-01-23               4.88             20,880,000            21,718,749
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              5,000,000             5,423,450
Puerto Rico Housing Finance Corporation
  Revenue Bonds
  Series 2001 Inverse Floater A.M.T.
   12-01-28              16.50              3,190,000(g)          3,326,181
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               5.00              3,150,000(h)          3,442,289
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
  07-01-21               16.31              3,120,000(g)          3,810,019
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25             12,000,000(h)         13,309,920
Total                                                            65,802,128

South Carolina (1.3%)

Cherokee County
  Spring City Knitting Company Project
  Series 1979
   09-01-09               7.40              5,200,000             5,690,308
Lexington County
  Revenue Bonds
  Series 2004
   05-01-32               5.50              4,685,000             4,953,919
Medical University Hospital Authority
  Refunding Revenue Bonds
  Series 2004A (MBIA)
   02-15-20               5.25              2,960,000             3,241,407
   08-15-31               5.00              4,200,000             4,350,276
Richland County School District #2
  Unlimited General Obligation Bonds
  Series 2002B (FGIC)
   02-01-08               5.00              3,000,000             3,189,270
   02-01-09               5.00              3,000,000             3,234,750
South Carolina Jobs Economic Development Authority
  Revenue Bonds
  1st Mortgage Westley Commons Project
  Series 2000
   10-01-31               8.00              5,000,000             5,408,200
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25             10,000,000            10,597,700
State of South Carolina
  Unlimited General Obligation Bonds
  State Highway
  Series 2001B
   04-01-12               4.50              6,000,000             6,391,380
State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-10               5.00              2,000,000             2,176,580
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22               6.00              5,035,000             5,098,592
Total                                                            54,332,382

South Dakota (0.6%)

Heartland Consumers Power District
  Refunding Revenue Bonds
  Series 1986 Escrowed to Maturity
   01-01-10               6.00             10,205,000            11,124,369
Sioux Falls
  Housing Revenue Bonds
  Inn on Westport Project
  Series 1996A
   12-01-34               7.50              5,835,000             5,891,074
South Dakota Lease Revenue
  Trust Certificates
  Series 1993A (FSA)
   09-01-17               6.70              7,260,000             9,131,918
Total                                                            26,147,361

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Tennessee (0.7%)

City of Memphis
  Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-16               5.25%            $5,000,000            $5,372,350
   04-01-18               5.25              4,675,000             5,020,296
Metropolitan Government Nashville & Davidson County
  Health & Educational Facilities Board
  Revenue Bonds
  Vanderbilt University
  Series 2005B-3 (MBIA)
   10-01-44               5.00             13,000,000(h)         14,120,080
Shelby County Health Educational
  & Housing Facilities Board
  Revenue Bonds
  St Judes Childrens Research
  Series 1999
   07-01-29               5.38              5,000,000             5,210,300
Total                                                            29,723,026

Texas (5.7%)

Aldine Independent School District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-11               5.00              2,000,000             2,176,640
Castlewood Municipal Utility District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1997
   04-01-14               6.75              2,210,000             2,274,333
City of Austin
  Refunding Revenue Bonds
  Series 2002 (FSA)
   11-15-14               5.50              3,485,000             3,992,172
City of Corpus Christi
  Limited General Obligation
  Refunding & Improvement Bonds
  Series 2001 (FSA)
   03-01-11               5.00              3,690,000             4,018,189
   03-01-12               5.00              3,400,000             3,685,090
City of Houston
  Pre-refunded Revenue Bonds
  Junior Lien
  Series 2002B (AMBAC)
   12-01-15               5.75              5,000,000             5,790,150
City of Houston
  Refunding Revenue Bonds
  Junior Lien
  Series 2002B Escrowed to Maturity
  (AMBAC)
   12-01-10               5.50              4,000,000             4,490,200
City of Houston
  Revenue Bonds
  Series 2000 II Inverse Floater (FSA) A.M.T.
   07-01-18              17.18              4,350,000(g)          5,312,568
   07-01-19              17.22              2,660,000(g)          3,230,331
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09               5.25             10,000,000            10,820,400
   02-01-10               5.25             10,000,000            10,938,800
City of The Colony
  Unlimited General Obligation Bonds
  Series 1980 Escrowed to Maturity
   08-01-07               9.25              1,000,000             1,152,120
Corpus Christi Business & Job Development Corporation
  Refunding & Improvement Revenue Bonds
  Arena Project
  Series 2002 (AMBAC)
   09-01-25               5.00              3,550,000             3,722,672
County of Harris
  Refunding Revenue Bonds
  Senior Lien
  Toll Road
  Series 2004 (FGIC)
   08-15-28               5.00              4,000,000             4,177,520
County of Harris
  Unlimited General Obligation Refunding Bonds
  Sub Lien
  Toll Road
  Series 2003
   08-01-33               5.00             12,065,000            12,234,271
Cypress-Fairbanks Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Schoolhouse
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-10               5.00              5,000,000             5,413,650
Cypress-Fairbanks Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2005
  (Permanent School Fund Guarantee)
   02-15-19               5.00              4,000,000 (h)         4,320,000
Dallas Area Rapid Transit
  Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   12-01-09               5.50              2,000,000             2,208,300
Duncanville Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32               5.25              6,315,000             6,633,276
Fate Higher Education Facilities Corporation
  Revenue Bonds
  North Hills School Project
  Series 2000
   12-01-25               7.75              5,710,000             6,035,299
Fort Bend Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 1999
  (Permanent School Fund Guarantee)
   02-15-18               5.25              4,000,000             4,295,800
Fort Bend Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2004A (Permanent School Fund Guarantee)
   08-15-26               5.25              4,000,000             4,298,880
Frisco Independent School District
  Unlimited General Obligation Bonds
  Series 2000
  (Permanent School Fund Guarantee)
   08-15-30               5.00              2,045,000             2,096,861
Karnes County Public Facility Corporation
  Pre-refunded Revenue Bonds
  Series 1995
   03-01-15               9.20             12,185,000            12,428,699
Lake Dallas Independent School District
  Unlimited General Obligation
  Refunding Bonds
  School Building
  Series 2004
  (Permanent School Fund Guarantee)
   08-15-37               5.00              4,825,000             4,952,814
Little Elm Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-15-37               5.00              4,120,000             4,229,139
Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA)
   05-15-18               5.00              4,990,000             5,328,422
Montgomery County Municipal Utility District #42
  Unlimited General Obligation
  Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1999
   09-01-23               6.88              1,910,000             1,964,473
North Central Texas Health Facility
  Development Corporation
  Revenue Bonds
  Baylor Health Care System Project
  Series 2001A
   05-15-29               5.13              2,000,000             2,041,880
North Texas Tollway Authority
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   01-01-20               5.00             10,000,000            10,474,200
Northside Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-12               5.50              3,720,000             4,139,653

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
14 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Texas (cont.)

Round Rock Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (MBIA)
   08-15-10               3.27%            $8,300,000(d)         $6,866,258
Southwest Higher Education Authority
  Revenue Bonds
  Southern Methodist University Project
  Series 2002 (AMBAC)
   10-01-15               5.50              3,420,000             3,847,500
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002A II Inverse Floater
  (MBIA) A.M.T.
   03-01-34              17.45              2,200,000(g)          2,380,972
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002B II Inverse Floater
  (MBIA) A.M.T.
   09-01-33              17.43              1,950,000(g)          2,110,173
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA)
   09-01-09               5.25              8,000,000             8,726,960
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Sub Lien Series 2004 (FGIC)
   09-01-10               4.25              3,500,000             3,617,180
Texas Public Finance Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   02-01-10               5.00             10,650,000            11,539,701
Texas State Turnpike Authority
  Revenue Bonds
  First Tier
  Series 2002A (AMBAC)
   08-15-39               5.50             10,000,000            10,790,800
Texas State University Systems
  Refunding Revenue Bonds
  Series 2002 (FSA)
   03-15-17               5.00              4,260,000             4,534,983
Texas Technical University
  Revenue Bonds
  Financing System
  7th Series 2002 (MBIA)
   08-15-09               5.25              1,605,000             1,749,466
Texas Water Development Board
  Revenue Bonds
  Senior Lien
  State Revolving Fund
  Series 1998A
   07-15-10               5.25              3,000,000             3,218,490
University of Texas
  Refunded Revenue Bonds
  Series 1986 Escrowed to Maturity
   08-15-07               6.50              2,565,000             2,658,828
University of Texas
  Un-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-13               5.10              1,305,000             1,376,449
   08-15-14               5.13              2,525,000             2,662,259
University of Texas Permanent University Fund
  Refunding Revenue Bonds
  Series 2002A
   07-01-09               5.00              7,110,000             7,652,920
Wylie Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Zero Coupon
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-12               4.80              3,385,000(d)          2,532,996
Total                                                           235,142,737

Utah (1.6%)

County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999A A.M.T.
   08-15-23               7.10             10,248,000(l)          9,717,359
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999B A.M.T.
   08-15-24               0.50              3,920,000(l)            854,795
Davis County School District
  Unlimited General Obligation Bonds
  Utah School Bond Guaranty Program
  Series 2003
   06-01-10               5.00              2,265,000             2,468,284
   06-01-11               5.00              2,380,000             2,600,888
Eagle Mountain
  Special Assessment Bonds
  Special Improvement District #2000-1
  Series 2001
   02-01-21               8.25              6,380,000(l)          6,598,898
Eagle Mountain
  Special Assessment Refunding Bonds
  Special Improvement District #98-1
  Series 2004A
   05-01-13               6.25              6,295,000             6,295,000
Intermountain Power Agency
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   07-01-12               5.25             16,600,000            17,995,728
Intermountain Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   07-01-17              18.05             15,330,000(g)         18,060,425
Utah Housing
  Revenue Bonds
  Series 2003A-1 A.M.T.
   07-01-24               5.13              2,380,000             2,400,278
Total                                                            66,991,655

Vermont (0.1%)

University of Vermont & State Agricultural College
  Revenue Bonds
  Series 2002 (AMBAC)
   10-01-15               5.50              2,000,000             2,259,900
   10-01-16               5.50              2,110,000             2,373,750
Total                                                             4,633,650

Virginia (1.7%)

City of Richmond
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   07-15-09               5.25              2,150,000             2,349,284
   07-15-10               5.25              2,150,000             2,376,847
Commonwealth of Virginia
  Unlimited General Obligation Bonds
  Series 2003A
   06-01-09               5.00              5,400,000             5,851,818
County of Loudoun
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001C
   11-01-12               5.00              3,010,000             3,318,826
Fairfax County Economic Development Authority
  Unlimited General Obligation Bonds
  Browne Academy
  Series 1998
   10-01-08               6.00                705,000               744,825
   10-01-23               6.45              5,200,000             5,398,484
Fairfax County Redevelopment & Housing Authority
  Refunding Revenue Bonds
  Burkeshire Commons
  Series 1996
   10-01-36               7.60              4,980,000             5,501,954
Hampton VA Convention Center
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13             10,750,000            11,358,127
Henrico County
  Unlimited General Obligation
  Refunding & Public Improvement Bonds
  Series 2003
   01-15-10               5.00              5,790,000             6,307,799
Loudoun County Sanitation Authority
  Revenue Bonds
  Series 2004
   01-01-33               5.00              5,000,000             5,212,650
Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18               5.00              4,320,000             4,634,582
Virginia Commonwealth Transportation Board
  Refunding Revenue Bonds
  Contract Route 28 Project
  Series 2002
   04-01-17               5.00              4,860,000             5,215,703

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer (i,j)            Coupon               Principal                Value(a)
                         rate                 amount

Virginia (cont.)

Virginia Housing Development Authority
  Revenue Bonds
  Series 2003A-1 A.M.T.
   01-01-24               4.85%            $1,700,000            $1,709,707
   01-01-27               4.90              2,850,000             2,868,041
Virginia Public School Authority
  Revenue Bonds
  Series 2000A
   08-01-18               5.50              5,210,000             5,719,382
Total                                                            68,568,029

Washington (4.6%)

City of Seattle
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-08               4.00                900,000               931,743
   07-01-10               4.50              2,050,000             2,179,519
City of Tacoma
  Refunding Revenue Bonds
  Series 2001A (FSA)
   01-01-20               5.75              5,000,000             5,570,250
City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-12               5.50              5,000,000             5,595,950
Clark County
  Pre-refunded Revenue Bonds
  Series 2001B Escrowed to Maturity (AMBAC)
   12-01-12               5.25                460,000               513,820
Clark County
  Un-refunded Revenue Bonds
  Series 2001B (AMBAC)
   12-01-12               5.25              2,105,000             2,325,857
County of King
  Pre-refunded Limited General
  Obligation Bonds
  Series 2002 Escrowed to Maturity
   12-01-13               5.50              1,385,000             1,588,664
County of King
  Refunding Revenue Bonds
  Series 2004A (MBIA)
   01-01-35               5.00             18,915,000            19,526,900
County of King
  Un-refunded Limited General
  Obligation Bonds
  Series 2002
   12-01-13               5.50             12,925,000            14,597,237
Energy Northwest
  Refunding Revenue Bonds
  Columbia Generating
  Series 2001A (FSA)
   07-01-17               5.50             10,000,000            10,961,400
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2001A (FSA)
   07-01-18               5.50             21,500,000            23,465,959
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (AMBAC)
   07-01-16               6.00              7,000,000             7,990,920
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (FSA)
   07-01-16               6.00             10,000,000            11,415,600
Everett
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   07-01-15               5.00              1,800,000             1,952,874
   07-01-16               5.00              1,890,000             2,040,709
Lewis County Public Utility District #1
  Refunding Revenue Bonds
  Series 2003 (XLCA)
   10-01-10               5.00              3,620,000             3,921,510
Snohomish County Public Utility District #1
  Refunding Revenue Bonds
  Generation System
  Series 1986A Escrowed to Maturity
   01-01-20               5.00             17,750,000            19,741,017
Spokane Public Facilities District
  Revenue Bonds
  Series 2003 (MBIA)
   12-01-28               5.75              3,195,000             3,611,500
State of Washington
  Limited General Obligation
  Refunding Revenue Bonds
  Various Purpose
  Series 2002A (MBIA)
   01-01-16               5.00             15,000,000            16,044,900
State of Washington
  Unlimited General Obligation Bonds
  1st Series 2000 Inverse Floater
   07-01-18              17.78              4,010,000(g)          5,217,571
State of Washington
  Unlimited General Obligation Bonds
  2nd Series 2000 Inverse Floater
   07-01-19              17.75              3,975,000(g)          5,147,705
State of Washington
  Unlimited General Obligation Bonds
  Series 2000B
   01-01-25               6.00              5,000,000             5,564,650
Tobacco Settlement Authority of Washington
  Revenue Bonds
  Asset-backed
  Series 2002
   06-01-32               6.63              4,250,000             4,387,063
Washington Multnomah & Yamhill Counties
  Ore School District #1J
  Unlimited General Obligation Revenue Bonds
  School Improvements
  Series 2001 (MBIA)
   06-01-11               5.00              2,995,000             3,287,132
Washington Public Power Supply System
  Revenue Bonds
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (FSA)
   07-01-11               5.75             10,000,000            11,187,800
Total                                                           188,768,250

West Virginia (0.2%)

West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29               5.00              7,500,000             7,822,125

Wisconsin (0.2%)

Dane County
  Unlimited General Obligation Bonds
  Series 2002B
   06-01-09               5.00              2,860,000             3,073,242
   06-01-10               5.00              2,955,000             3,202,363
State of Wisconsin
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 2000C
   05-01-15               5.30              2,000,000             2,215,320
Total                                                             8,490,925

Wyoming (0.1%)

Wyoming Community Development Authority
  Revenue Bonds
  Series 2001 Inverse Floater (FSA) A.M.T.
   12-01-21              16.67              3,730,000(g)          4,139,703

Total municipal bonds
(Cost: $3,794,467,249)                                       $3,987,291,408

Other (0.1%)

Cidar Ridge
Single Family Housing Development (n)                            $5,732,500

Total other
(Cost: $11,465,000)                                              $5,732,500

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
16 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Municipal notes (2.2%)
Issuer (e,i,j)         Effective             Principal                Value(a)
                         yield                amount

Alabama (0.1%)

West Jefferson Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.B. Series 1998
   06-01-28               1.83%            $2,900,000            $2,900,000

Alaska (--%)

North Slope Boro
  Revenue Bonds
  BP Exploration Alaska Project
  V.R.D.B. Series 2001 A.M.T.
   07-01-25               1.87                900,000               900,000

California (0.4%)

California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2001J
  FSA A.M.T.
   02-01-32               1.90              3,700,000             3,700,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2002B (Lloyds TSB Bank)
  FSA A.M.T.
   08-01-33               1.83              7,700,000             7,700,000
California Pollution Control Financing Authority
  Refunding Revenue Bonds
  Pacific Gas & Electric
  V.R.D.B. Series 1997B (Bank One) A.M.T.
   11-01-26               1.83              4,400,000             4,400,000
Total                                                            15,800,000

Georgia (0.2%)

Gainesville & Hall County
  Development Authority
  Revenue Bonds
  Senior Living Facility
  Lanier Village Estates
  V.R.D.B. Series 2003B (LaSalle Bank)
  Radian Group Financial Guaranty
   11-15-33               1.84              8,300,000             8,300,000

Kentucky (0.1%)

Louisville & Jefferson County Regional Airport Authority
  Revenue Bonds
  UPS Worldwide Forwarding
  V.R.D.B. Series 1999B
  A.M.T.
   01-01-29               1.83              5,000,000             5,000,000

Minnesota (--%)

Minnesota School District Capital Equipment
  Borrowing Program
  Unlimited Government Obligation Notes
  AID Anticipation Certificates
  Series 2004A
  School District Credit Enhancement Program
   09-02-05               2.21              2,000,000             2,007,600

New York (0.5%)

New York City Industrial Development Agency
  Revenue Bonds
  Liberty-1 Bryant Park LLC
  V.R. Series 2004B (Bank of America)
   11-01-39               1.82             16,000,000            16,000,000

North Carolina (0.2%)

Halifax County Industrial Facilities &
  Pollution Control Financing Authority
  Revenue Bonds
  Westmoreland-Hadson Partners
  Series 1991 (Dexia Capital Local) A.M.T.
   12-01-19               1.85              8,700,000             8,700,000

Ohio (0.3%)

Ohio Air Quality Development Authority
  Revenue Bonds
  Pollution Control
  V.R.D.B. Series 1988C
  A.M.T.
   09-01-18               1.83              2,100,000             2,100,000
Ohio State Water Development Authority
  Revenue Bonds
  Ohio Edison Company Project
  V.R. Series 1988B
  (Wachovia Bank) A.M.T.
   09-01-18               1.88              3,000,000             3,000,000
State of Ohio
  Revenue Bonds
  BP Exploration & Oil Project
  V.R.D.B. Series 1999 A.M.T.
   08-01-34               1.87              7,200,000             7,200,000
Total                                                            12,300,000

Rhode Island (0.1%)

Rhode Island Health & Educational Building Corporation
  Revenue Bonds
  Hospital Funding
  Care New England
  Butler Hospital
  V.R.D.B. Series 2002A
  (Fleet National Bank)
   09-01-32               1.80              4,700,000             4,700,000

Tennessee (0.3%)

Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
   01-01-33               1.80              2,400,000             2,400,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Ln Pool
  V.R.D.B. Series 2004
   07-01-34               1.80              8,800,000             8,800,000
Total                                                            11,200,000

Utah (--%)

County of Carbon
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.B. Series 1994
  AMBAC
   11-01-24               1.83              1,600,000             1,600,000

Total municipal notes
(Cost: $89,414,634)                                             $89,407,600

Total investments in securities
(Cost: $3,895,346,883)(o)                                    $4,082,431,508

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) At Feb. 28, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $15,645,779.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.6% of net assets at Feb. 28, 2005.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Feb. 28, 2005. At Feb. 28, 2005, the value of inverse floaters represented 4.5% of net assets

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(i) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --    ACA Financial Guaranty Corporation
      AMBAC       --    American Municipal Bond Association Corporation
      BIG         --    Bond Investors Guarantee
      CGIC        --    Capital Guaranty Insurance Company
      FGIC        --    Financial Guaranty Insurance Company
      FHA         --    Federal Housing Authority
      FNMA        --    Federal National Mortgage Association
      FHLMC       --    Federal Home Loan Mortgage Corporation
      FSA         --    Financial Security Assurance
      GNMA        --    Government National Mortgage Association
      MBIA        --    MBIA Insurance Corporation
      XLCA        --    XL Capital Assurance

(j)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --    Alternative Minimum Tax -- At Feb. 28, 2005, the value
                        of securities subject to alternative minimum tax
                        represented 7.0% of net assets.
      B.A.N.      --    Bond Anticipation Note
      C.P.        --    Commercial Paper
      R.A.N.      --    Revenue Anticipation Note
      T.A.N.      --    Tax Anticipation Note
      T.R.A.N.    --    Tax & Revenue Anticipation Note
      V.R.        --    Variable Rate
      V.R.D.B.    --    Variable Rate Demand Bond
      V.R.D.N.    --    Variable Rate Demand Note

(k) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

l) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Feb. 28, 2005, is as follows:

      Security                              Acquisition                   Cost
                                               dates
      Anoka County Housing & Redevelopment Authority
         Revenue Bonds
         Epiphany Assisted Living LLC Project
         Series 1999
         7.40% 2029                          11-22-99              $ 3,954,616
      Contra Costa County
         Revenue Bonds
         Cypress Meadows Project
         Series 1998E A.M.T.
         7.00% 2028                          09-21-98                  591,596

--------------------------------------------------------------------------------
18 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

      Security                              Acquisition                   Cost
                                               dates
      County of Carbon
         Refunding Revenue Bonds
         Sunnyside Cogeneration
         Series 1999A A.M.T.
         7.10% 2023                          08-31-99              $10,248,000
      County of Carbon
         Refunding Revenue Bonds
         Sunnyside Cogeneration
         Series 1999B A.M.T.
         0.50% 2024                          08-31-99                3,920,000
      Eagle Mountain
         Special Assessment Bonds
         Special Improvement District #2000-1
         Series 2001
         8.25% 2021                           4-26-01                6,234,774
      Hastings Housing & Redevelopment Authority
         Revenue Bonds
         Arbor Oaks Assisted Living Project
         Series 2000A
         8.25% 2032                          09-11-00                5,685,000
      Maplewood
         Revenue Bonds
         Care Institute
         Series 1994
         7.75% 2024                          03-02-94                7,505,854
      Michigan Strategic Fund
         Refunding Revenue Bonds
         Environmental Improvement
         Crown Paper Company
         Series 1997B
         6.25% 2012                          08-26-97                1,100,000
      Minnesota Business Academy
         Taxable Capital Appreciation Notes
         Zero Coupon Series 2002
         6.01% 2007                          09-30-02                  303,081
      New Hampshire Business Finance Authority
         Refunding Revenue Bonds
         Crown Paper Company Project
         Series 1996
         7.75% 2022                          07-15-96                4,255,000
      St. Paul Housing & Redevelopment Authority
         Revenue Bonds
         Minnesota Business Academy Project
         Series 2000
         8.00% 2030                          03-09-00                4,276,471

--------------------------------------------------------------------------------
19 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

(m) Until December 2006, interest income is accrued on the original principal at an annual rate of 28.95%. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(n) This property was acquired through foreclosure in connection with the default of a bond issue. The property is valued at Feb. 28, 2005 at the approximate sales price realized by the portfolio subsequent to year end.

(o) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $3,895,347,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $211,491,000
      Unrealized depreciation                                      (24,406,000)
                                                                   -----------
      Net unrealized appreciation                                 $187,085,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
20 -- AXP HIGH YIELD TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6430-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP HIGH YIELD TAX-EXEMPT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 28, 2005